Document and Entity Information	Jul. 28, 2026
Cover [Abstract]
Entity Registrant Name	GETTY REALTY CORP /MD/
Amendment Flag	true
Entity Central Index Key	0001052752
Document Type	8-K/A
Document Period End Date	Jul. 28, 2026
Entity Incorporation State Country Code	MD
Entity File Number	001-13777
Entity Tax Identification Number	11-3412575
Entity Address, Address Line One	292 Madison Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6318
City Area Code	(646)
Local Phone Number	349-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 3, 2026, Getty Realty Corp. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Report”) for, among other things, the purpose of reporting that Nicole Rapport would succeed Eugene Shnayderman as Chief Accounting Officer and that Mr. Shnayderman’s last day with the Company would be August 14, 2026 (the “Separation Date”). The purpose of this Current Report on Form 8-K/A is to amend the Initial Report by providing a summary of the separation agreement between Mr. Shnayderman and the Company entered into on August 14, 2026 (the “Separation Agreement”), which was executed subsequent to the filing of the Initial Report.